CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (33,663)	$ (22,690)	$ (33,877)	$ (22,975)	$ (13,218)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	2,684	627	906	644	126
Depreciation and amortization expense	121	148	195	285	389
Non-cash interest expense	593	1,575	1,773	2,307	394
Non-cash rent expense		(17)	(23)	9	47
Loss on extinguishment of debt		462	462	35
Change in fair value of warrant liability		(16)	31	(39)	(1)
Change in fair value of derivative liability		(762)	(762)	(1,388)
Changes in operating assets and liabilities:
Grant and incentive receivables	(1,355)	57	(64)	152	(56)
Prepaid expenses and other assets	721	958	266	(1,278)	(31)
Other assets			18	(941)
Accounts payable	270	2,342	182	1,264	77
Accrued expenses	(2,680)	2,063	3,290	521	758
Unearned income	(508)	289	(268)	(235)	699
Net cash used in operating activities	(33,817)	(14,964)	(27,871)	(21,639)	(10,816)
Effect of exchange rate changes on cash	(309)	402
Cash flows from investing activities:
Purchases of property and equipment	(34)	(59)	(42)	(73)	(170)
Changes in restricted cash			76	(65)	(77)
Net cash provided by (used in) investing activities	(34)	(59)	34	(138)	(247)
Net increase (decrease) in cash, cash equivalents and restricted cash	(35,801)	28,293
Cash flows from financing activities:
Proceeds from issuance of redeemable convertible preferred stock		40,053	40,053	5,500	7,000
Proceeds from issuance of loans payable				7,000
Proceeds from issuance of convertible promissory notes		4,935	4,935	5,500	4,000
Proceeds from issuance of loans under funding agreements		685	694	514	1,527
Proceeds from issuance of common stock in initial public offering			46,000
Proceeds from issuance of common stock in private placement			20,000
Exercise of stock options	152				16
Repayments of loans payable	(1,750)	(1,750)	(2,333)	(250)	(1,000)
Payments of issuance costs of convertible promissory notes		(17)	(17)		(26)
Payments of issuance costs of redeemable convertible preferred stock		(197)	(197)	(87)	(12)
Payments of issuance costs of loans payable				(30)
Net cash provided by (used in) financing activities	(1,641)	42,914	101,262	18,147	11,505
Cash, cash equivalents and restricted cash at beginning of period	77,148	3,429	3,429
Effect of exchange rate changes on cash			333	(94)	(122)
Cash, cash equivalents and restricted cash at end of period	41,347	31,722	77,148	3,429
Net increase (decrease) in cash and cash equivalents			73,758	(3,724)	320
Cash and cash equivalents at beginning of period	76,793	3,035	3,035	6,759	6,439
Cash and cash equivalents at end of period	40,753	26,254	76,793	3,035	6,759
Supplemental disclosure of cash flow information:
Cash paid for interest			309	291	81
Cash paid for taxes				4	29
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expenses				2	23
Deferred offering costs included in accounts payable and accrued expenses		1,322
Initial public offering costs included in accounts payable and accrued expenses			43
Issuance of redeemable convertible preferred stock upon extinguishment of convertible promissory notes		11,102	11,102	4,452
Derivative liability in connection with issuance of convertible promissory notes		403	403	3,929	1,793
Extinguishment of convertible promissory notes		8,405	8,405	2,677
Extinguishment of derivative liability in connection with extinguishment of convertible promissory notes		2,234	2,234	1,741
Issuance of warrants in connection with issuance of loans payable				60
Conversion of redeemable convertible preferred stock warrants into common stock warrants			78
Conversion of redeemable convertible preferred stock into common stock			90,829
Accretion of redeemable convertible preferred stock to redemption value		36	44	$ 25	$ 19
Initial Public Offering
Cash flows from financing activities:
Payments of stock issuance cost	$ (43)	$ (795)	(6,473)
Private Placement
Cash flows from financing activities:
Payments of stock issuance cost			$ (1,400)